Financial Assets - Summary of Financial Information for Group's Investment in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Disclosure of associates and joint ventures [line items]
Non-current assets	$ 29,967	$ 30,354	[1]	$ 29,382
Current assets	14,977	17,258	[1]	17,395
Non-current liabilities	(17,131)	(15,111)	[1]	(14,359)
Current liabilities	(7,465)	(12,866)	[1]	$ (13,466)
Associates and joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	1,094	1,047
Current assets	800	747
Non-current liabilities	(534)	(286)
Current liabilities	(751)	(761)
Net assets	609	747
Associates [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	748	771
Current assets	537	437
Non-current liabilities	(225)	(102)
Current liabilities	(547)	(476)
Net assets	513	630
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	346	276
Current assets	263	310
Non-current liabilities	(309)	(184)
Current liabilities	(204)	(285)
Net assets	$ 96	$ 117

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.